UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.4%
AUSTRALIA 4.7%
REAL ESTATE
DIVERSIFIED 0.0%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0

RETAIL 4.7%
Novion Property Group(b)	4,983,900	9,494,171
Scentre Group(b)	2,229,695	6,334,194
Westfield Corp.(b)	1,414,439	10,250,600
		26,078,965
TOTAL AUSTRALIA		26,078,965

BERMUDA 1.1%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	479,133	5,883,753

BRAZIL 0.4%
REAL ESTATE—RETAIL
BR Malls Participacoes SA	378,802	2,010,592

CANADA 0.1%
REAL ESTATE—DIVERSIFIED
Pure Industrial Real Estate Trust	207,643	827,916

CHINA 1.2%
REAL ESTATE—RESIDENTIAL
China Vanke Co. Ltd., Class H (HKD)(b),(c)	2,747,300	6,468,514

FRANCE 6.5%
REAL ESTATE
DIVERSIFIED 2.5%
Fonciere des Regions(b)	55,449	5,490,768
Fonciere des Regions (NEW)(c)	1,832	176,795
Gecina SA(b)	60,912	8,238,407
		13,905,970
RETAIL 4.0%
Klepierre(b)	443,226	21,765,113
TOTAL FRANCE		35,671,083

GERMANY 2.9%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG(b)	527,768	13,498,591
LEG Immobilien AG(b),(c)	34,252	2,717,043

	Number of Shares	Value
TOTAL GERMANY		$16,215,634

HONG KONG 7.4%
REAL ESTATE
DIVERSIFIED 3.7%
New World Development Co., Ltd.(b)	7,788,936	9,040,071
Sun Hung Kai Properties Ltd.(b)	272,245	4,201,388
Wharf Holdings Ltd.(b)	1,049,051	7,309,739
		20,551,198
OFFICE 2.1%
Hongkong Land Holdings Ltd. (USD)	1,540,071	11,627,536

RETAIL 1.6%
Link REIT(b)	1,414,000	8,695,845
TOTAL HONG KONG		40,874,579

ITALY 0.4%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)(b)	2,507,926	1,966,194

JAPAN 12.6%
REAL ESTATE
DIVERSIFIED 8.1%
Hulic Co., Ltd.(b)	387,100	4,349,470
Mitsubishi Estate Co., Ltd.(b)	175,882	4,079,046
Mitsui Fudosan Co., Ltd.(b)	537,833	15,795,076
Nomura Real Estate Master Fund(b)	4,128	5,129,341
Sumitomo Realty & Development Co., Ltd.(b)	261,000	9,396,355
Tokyo Tatemono Co., Ltd.(b)	788,000	5,773,132
		44,522,420
INDUSTRIALS 0.5%
Nippon Prologis REIT(b)	1,146	2,522,768

OFFICE 2.7%
Hulic REIT(b)	3,671	5,641,517
Nippon Building Fund(b)	1,372	6,739,975
Nomura Real Estate Office Fund(b)	572	2,778,268
		15,159,760
RETAIL 1.3%
AEON Mall Co., Ltd.(b)	367,400	7,275,661
TOTAL JAPAN		69,480,609

	Number of Shares	Value
NETHERLANDS 3.5%
REAL ESTATE
DIVERSIFIED 1.1%
Nieuwe Steen Investments NV(b)	1,276,583	$5,745,471
RETAIL 2.4%
Wereldhave NV(b)	199,471	13,403,885
TOTAL NETHERLANDS		19,149,356

SINGAPORE 3.3%
REAL ESTATE
DIVERSIFIED 1.6%
Capitaland Ltd.(b)	1,673,000	4,360,793
City Developments Ltd.(b)	589,192	4,318,592
		8,679,385
INDUSTRIALS 1.7%
Ascendas REIT(b)	1,504,600	2,838,024
Global Logistic Properties Ltd.(b)	3,425,000	6,610,573
		9,448,597
OFFICE 0.0%
Keppel REIT(b)	165,808	145,021
TOTAL SINGAPORE		18,273,003

SPAIN 0.8%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(b),(c)	175,083	2,306,949
Lar Espana Real Estate Socimi SA(b),(c)	169,215	1,947,758
TOTAL SPAIN		4,254,707

UNITED KINGDOM 8.6%
REAL ESTATE
DIVERSIFIED 2.8%
Land Securities Group PLC(b)	830,113	15,411,275

INDUSTRIALS 0.7%
Segro PLC(b)	642,095	3,965,063

OFFICE 1.5%
Derwent London PLC(b)	163,401	8,280,835

RETAIL 2.4%
Hammerson PLC(b)	1,347,935	13,274,673

	Number of Shares	Value
SELF STORAGE 1.2%
Big Yellow Group PLC(b)	663,513	$6,374,619
TOTAL UNITED KINGDOM		47,306,465
UNITED STATES 44.9%
REAL ESTATE
DIVERSIFIED 3.3%
American Assets Trust	63,792	2,760,918
Vornado Realty Trust	138,195	15,477,840
		18,238,758
HEALTH CARE 4.0%
Health Care REIT	203,046	15,707,639
Omega Healthcare Investors	154,637	6,273,623
		21,981,262
HOTEL 3.4%
Extended Stay America	274,367	5,358,387
Host Hotels & Resorts	392,424	7,919,116
La Quinta Holdings(c)	216,945	5,137,258
		18,414,761
INDUSTRIALS 0.8%
Gramercy Property Trust	152,056	4,268,212

OFFICE 7.3%
BioMed Realty Trust	119,845	2,715,688
Douglas Emmett	239,419	7,137,080
Empire State Realty Trust, Class A	248,486	4,674,022
Equity Commonwealth(c)	211,286	5,609,643
Kilroy Realty Corp.	65,097	4,958,439
SL Green Realty Corp.	118,585	15,223,942
		40,318,814
RESIDENTIAL 12.6%
APARTMENT 11.2%
American Homes 4 Rent, Class A	386,342	6,393,960
Apartment Investment & Management Co.	228,341	8,987,502
Education Realty Trust	37,059	1,311,148
Equity Residential	325,498	25,343,274
Home Properties	61,449	4,257,801
Monogram Residential Trust	246,054	2,293,223
Starwood Waypoint Residential Trust	198,127	5,121,583

	Number of Shares	Value
UDR	228,224	$7,766,463
		61,474,954
MANUFACTURED HOME 1.4%
Sun Communities	118,691	7,919,063
TOTAL RESIDENTIAL		69,394,017
SELF STORAGE 4.8%
Extra Space Storage	172,581	11,661,298
Public Storage	74,181	14,624,042
		26,285,340
SHOPPING CENTERS 8.7%
COMMUNITY CENTER 3.9%
DDR Corp.	686,680	12,785,982
Regency Centers Corp.	127,256	8,658,498
		21,444,480
FREE STANDING 1.0%
Spirit Realty Capital	444,694	5,371,904

REGIONAL MALL 3.8%
General Growth Properties	54,216	1,602,083
Macerich Co. (The)	62,210	5,246,169
Simon Property Group	73,383	14,356,650
		21,204,902
TOTAL SHOPPING CENTERS		48,021,286
TOTAL UNITED STATES		246,922,450
TOTAL COMMON STOCK (Identified cost—$467,758,336)		541,383,820

SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)	800,000	800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$800,000)		800,000

TOTAL INVESTMENTS (Identified cost—$468,558,336)	98.5%	$542,183,820

OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	8,184,346

NET ASSETS (Equivalent to $26.24 per share based on 20,974,739 shares of common stock outstanding)	100.0%	$550,368,166

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 49.8% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c)          Non-income producing security.

(d)         Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	24.4
Retail	16.8
Residential	16.7
Office	13.7
Shopping Centers	8.7
Self Storage	6.0
Hotel	4.4
Health Care	4.0
Industrials	3.7
Other	1.6
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2015, there were $4,942,284 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commom Stock:
Australia	$26,078,965	$—	$26,078,965	$—	(a)
Bermuda	5,883,753	5,883,753	—	—
Brazil	2,010,592	2,010,592	—	—
Canada	827,916	827,916	—	—
France	35,671,083	176,795	35,494,288	—
Hong Kong	40,874,579	11,627,536	29,247,043	—
United States	246,922,450	246,922,450	—	—
Other Countries	183,114,482	—	183,114,482	—
Short-Term Investments	800,000	—	800,000	—
Total Investments(b)	$542,183,820	$267,449,042	$274,734,778	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value  procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$468,558,336
Gross unrealized appreciation	$79,214,402
Gross unrealized depreciation	(5,588,918)
Net unrealized appreciation	$73,625,484

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015